UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2017

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®

Investment portfolio

November 30, 2017

unaudited

Common stocks 84.53% Information technology 24.15%	Shares	Value (000)
Alphabet Inc., Class C1	833,879	$851,732
Alphabet Inc., Class A1	638,210	661,294
Broadcom Ltd.	4,473,360	1,243,326
Accenture PLC, Class A	6,828,700	1,010,716
Microsoft Corp.	11,191,000	941,946
Skyworks Solutions, Inc.	8,284,622	867,731
Tencent Holdings Ltd.2	14,995,918	774,076
ASML Holding NV2	3,757,100	660,587
Texas Instruments Inc.	6,530,000	635,304
Samsung Electronics Co., Ltd.2	257,900	605,940
Intel Corp.	12,349,000	553,729
Arista Networks, Inc.1	2,221,878	517,964
Trimble Inc.1	12,300,511	516,498
MasterCard Inc., Class A	3,374,957	507,830
Autodesk, Inc.1	3,401,501	373,145
Alibaba Group Holding Ltd. (ADR)1	2,023,866	358,386
CommScope Holding Co., Inc.1	7,721,000	277,879
FleetCor Technologies, Inc.1	1,495,000	271,896
Zebra Technologies Corp., Class A1	2,176,722	240,136
Vantiv, Inc., Class A1	3,184,000	238,800
Apple Inc.	1,347,000	231,482
Harris Corp.	1,600,000	231,200
Qorvo, Inc.1	2,679,980	205,233
Flex Ltd.1	11,307,000	204,318
Visa Inc., Class A	1,593,000	179,356
Lumentum Holdings Inc.1	2,966,291	160,328
Oracle Corp.	3,198,362	156,912
International Business Machines Corp.	1,000,000	153,970
Finisar Corp.1,3	7,222,379	144,520
Micron Technology, Inc.1	3,260,000	138,191
Applied Materials, Inc.	2,535,000	133,772
salesforce.com, inc.1	1,099,100	114,658
ServiceNow, Inc.1	925,000	113,775
Kakaku.com, Inc.2	6,031,000	95,645
Acacia Communications, Inc.1,3	2,226,600	86,125
Akamai Technologies, Inc.1	1,390,000	77,534
Syntel, Inc.1	1,968,000	50,400
Amphenol Corp., Class A	407,000	36,870
Viavi Solutions Inc.1	2,156,074	20,202
IAC/InterActiveCorp1	81,300	10,347
		14,653,753
Health care 18.84%
AbbVie Inc.	17,511,000	1,697,166
UnitedHealth Group Inc.	5,179,906	1,181,899
Amgen Inc.	6,662,652	1,170,361
Stryker Corp.	6,966,696	1,086,805

AMCAP Fund — Page 1 of 8

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	5,448,500	$1,050,253
BioMarin Pharmaceutical Inc.1,3	10,345,500	887,644
Abbott Laboratories	14,240,454	802,734
Gilead Sciences, Inc.	6,973,960	521,513
Illumina, Inc.1	2,082,955	479,142
Medtronic PLC	4,077,000	334,844
PerkinElmer, Inc.	4,507,500	332,113
Hologic, Inc.1	6,890,600	287,476
Express Scripts Holding Co.1	3,931,000	256,223
Humana Inc.	982,000	256,164
Boston Scientific Corp.1	8,018,700	210,731
Integra LifeSciences Holdings Corp.1,3	4,304,359	209,278
Johnson & Johnson	1,500,000	208,995
PRA Health Sciences, Inc.1	2,256,282	185,850
Hypermarcas SA, ordinary nominative	16,560,300	166,187
Teleflex Inc.	228,000	60,539
Edwards Lifesciences Corp.1	400,000	46,880
		11,432,797
Consumer discretionary 14.10%
Netflix, Inc.1	9,941,000	1,864,733
Amazon.com, Inc.1	916,300	1,078,256
Priceline Group Inc.1	510,200	887,600
Twenty-First Century Fox, Inc., Class A	25,424,000	812,042
NIKE, Inc., Class B	7,628,643	460,922
Harley-Davidson, Inc.	8,153,938	409,328
Polaris Industries Inc.	2,300,000	292,123
Wyndham Worldwide Corp.	2,570,000	288,842
LKQ Corp.1	7,302,763	287,875
Texas Roadhouse, Inc.3	4,587,200	234,268
Kering SA2	509,000	225,948
Marriott International, Inc., Class A	1,700,613	215,978
ITV PLC2	93,546,524	202,425
JCDecaux SA2	4,662,515	194,308
Signet Jewelers Ltd.3	3,500,000	183,015
BorgWarner Inc.	3,095,200	172,341
Williams-Sonoma, Inc.	3,100,000	158,596
Viacom Inc., Class B	5,065,000	143,441
Comcast Corp., Class A	3,657,800	137,314
Aramark	2,950,000	125,670
Galaxy Entertainment Group Ltd.2	15,233,000	109,716
TJX Companies, Inc.	900,000	67,995
		8,552,736
Industrials 9.02%
CSX Corp.	13,168,359	734,136
General Dynamics Corp.	3,087,000	639,503
Textron Inc.	11,325,281	630,931
Nielsen Holdings PLC	15,387,665	565,035
AMETEK, Inc.	6,271,000	455,839
Old Dominion Freight Line, Inc.	3,390,000	438,124
TransDigm Group Inc.	931,000	264,209
Union Pacific Corp.	2,016,366	255,070
Boeing Co.	900,000	249,120
C.H. Robinson Worldwide, Inc.	2,500,000	216,625

AMCAP Fund — Page 2 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Generac Holdings Inc.1,3	3,894,070	$191,471
Caterpillar Inc.	1,235,000	174,320
Landstar System, Inc.	1,640,000	169,248
Capita PLC2	18,915,633	119,484
J.B. Hunt Transport Services, Inc.	755,415	83,957
United Technologies Corp.	615,000	74,692
PARK24 Co., Ltd.2	2,800,000	69,139
Fortive Corp.	552,450	41,240
Oshkosh Corp.	425,000	38,267
Cummins Inc.	198,000	33,145
PayPoint PLC2	2,274,900	28,276
		5,471,831
Financials 7.02%
Charles Schwab Corp.	8,606,000	419,887
PNC Financial Services Group, Inc.	2,876,400	404,307
Markel Corp.1	340,000	376,346
Progressive Corp.	7,000,000	372,260
JPMorgan Chase & Co.	3,089,000	322,862
Zions Bancorporation	5,546,000	274,804
M&T Bank Corp.	1,614,152	272,711
East West Bancorp, Inc.	4,000,000	246,160
U.S. Bancorp	4,300,600	237,178
Willis Towers Watson PLC	1,450,000	233,160
Berkshire Hathaway Inc., Class B1	1,000,000	193,010
Goldman Sachs Group, Inc.	731,000	181,025
Arch Capital Group Ltd.1	1,855,000	175,650
Kotak Mahindra Bank Ltd.2	7,330,769	114,100
Signature Bank1	821,840	112,822
Prudential Financial, Inc.	851,300	98,615
HDFC Bank Ltd.2	3,089,936	88,919
SVB Financial Group1	320,000	72,845
Wells Fargo & Co.	1,060,000	59,858
		4,256,519
Energy 6.19%
EOG Resources, Inc.	10,144,300	1,037,965
Concho Resources Inc.1	4,704,743	658,005
Halliburton Co.	15,229,000	636,268
Canadian Natural Resources, Ltd.	13,111,000	444,706
Noble Energy, Inc.	8,272,404	217,564
Schlumberger Ltd.	2,946,000	185,156
Exxon Mobil Corp.	1,846,000	153,753
Southwestern Energy Co.1	15,743,799	100,131
SM Energy Co.	4,416,000	91,146
Pioneer Natural Resources Co.	531,462	82,929
Carrizo Oil & Gas, Inc.1	2,273,407	43,945
Denbury Resources Inc.1,3	22,428,635	39,250
Tullow Oil PLC1,2	15,493,000	37,511
Cimarex Energy Co.	250,000	29,028
		3,757,357

AMCAP Fund — Page 3 of 8

unaudited

Common stocks Consumer staples 2.30%	Shares	Value (000)
Costco Wholesale Corp.	2,276,300	$419,818
Herbalife Ltd.1,3	4,648,809	326,067
L’Oreal SA2	800,000	176,938
Kroger Co.	6,100,000	157,746
Altria Group, Inc.	1,750,000	118,702
Philip Morris International Inc.	1,150,000	118,163
Constellation Brands, Inc., Class A	366,000	79,638
		1,397,072
Materials 1.16%
Celanese Corp., Series A	5,699,624	611,228
CCL Industries Inc., Class B, nonvoting	2,006,950	93,009
		704,237
Telecommunication services 0.53%
Verizon Communications Inc.	6,300,000	320,607
Real estate 0.23%
Simon Property Group, Inc. REIT	485,000	78,449
Alexandria Real Estate Equities, Inc. REIT	490,000	62,259
		140,708
Miscellaneous 0.99%
Other common stocks in initial period of acquisition		599,611
Total common stocks (cost: $32,262,756,000)		51,287,228
Bonds, notes & other debt instruments 0.08% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal?amount (000)
U.S. Treasury 1.00% 2018	$50,000	49,808
Total bonds, notes & other debt instruments (cost: $49,891,000)		49,808
Short-term securities 14.73%
3M Co. 1.14% due 12/21/20174	35,500	35,476
Apple Inc. 1.15%–1.27% due 12/7/2017–1/16/20184	145,000	144,872
Bank of New York Mellon Corp. 1.21%–1.33% due 1/22/2018–2/20/2018	150,000	149,604
CAFCO, LLC 1.32%–1.40% due 12/11/2017–2/8/20184	62,500	62,417
Chariot Funding, LLC 1.42% due 12/21/20174	28,800	28,779
Chevron Corp. 1.22%–1.23% due 1/10/2018–1/16/20184	120,000	119,827
Ciesco LLC 1.29%–1.42% due 12/6/2017–2/16/20184	150,000	149,725
Cisco Systems, Inc. 1.18%–1.19% due 12/6/2017–1/3/20184	225,000	224,831
Coca-Cola Co. 1.17%–1.43% due 12/14/2017–4/24/20184	398,900	398,052
Colgate-Palmolive Co. 1.13% due 12/19/20174	35,000	34,979
ExxonMobil Corp. 1.12% due 12/14/2017	125,000	124,946
Fannie Mae 1.01%–1.05% due 12/18/2017–1/2/2018	180,900	180,751
Federal Farm Credit Banks 1.17%–1.33% due 5/2/2018–7/9/2018	158,000	156,865
Federal Home Loan Bank 1.00%–1.30% due 12/6/2017–3/28/2018	2,438,000	2,434,527
Freddie Mac 1.06%–1.29% due 2/7/2018–5/4/2018	383,200	381,730
GE Capital Treasury Services (U.S.) LLC 1.42%–1.49% due 4/10/2018–5/7/2018	100,000	99,388
Honeywell International Inc. 1.15% due 12/8/20174	15,900	15,896

AMCAP Fund — Page 4 of 8

unaudited

Short-term securities	Principal?amount (000)	Value (000)
IBM Corp. 1.23%–1.25% due 12/26/2017–12/28/20174	$120,400	$120,292
John Deere Capital Corp. 1.35% due 1/23/20184	29,600	29,540
Microsoft Corp. 1.22%–1.31% due 1/23/2018–2/1/20184	185,000	184,616
National Rural Utilities Cooperative Finance Corp. 1.12% due 12/14/2017	30,000	29,986
New York Life Capital Corp. 1.20% due 1/5/20184	23,500	23,470
NIKE, Inc. 1.17% due 12/19/20174	35,000	34,979
PepsiCo Inc. 1.20% due 1/9/20184	50,000	49,932
Pfizer Inc. 1.27%–1.30% due 1/10/2018–2/22/20184	204,600	204,101
Private Export Funding Corp. 1.17%–1.30% due 12/4/2017–3/20/20184	68,400	68,245
Procter & Gamble Co. 1.21%–1.31% due 1/24/2018–2/20/20184	233,200	232,657
Qualcomm Inc. 1.19%–1.26% due 12/6/2017–1/17/20184	100,000	99,902
U.S. Bank, N.A. 1.31%–1.41% due 2/2/2018–4/24/2018	150,000	149,997
U.S. Treasury Bills 1.03%–1.42% due 12/21/2017–5/24/2018	2,641,900	2,634,492
Wal-Mart Stores, Inc. 1.16%–1.18% due 12/4/2017–12/20/20174	197,115	197,062
Walt Disney Co. 1.20%–1.24% due 12/22/2017–2/5/20184	135,000	134,783
Total short-term securities (cost: $8,937,781,000)		8,936,719
Total investment securities 99.34% (cost: $41,250,428,000)		60,273,755
Other assets less liabilities 0.66%		398,272
Net assets 100.00%		$60,672,027

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 11/30/2017 (000)
Common stocks 3.79%
Information technology 0.38%
Finisar Corp.1	6,928,379	294,000	—	7,222,379	$—	$(95,522)	$—	$144,520
Acacia Communications, Inc.1	—	2,226,600	—	2,226,600	—	(28,369)	—	86,125
Zebra Technologies Corp., Class A1,5	3,276,722	—	1,100,000	2,176,722	29,099	28,143	—	—
Lumentum Holdings Inc.1,5	3,051,214	—	84,923	2,966,291	2,934	22,488	—	—
								230,645
Health care 1.81%
BioMarin Pharmaceutical Inc.1	8,625,200	1,720,300	—	10,345,500	—	(68,287)	—	887,644
Integra LifeSciences Holdings Corp.1	—	4,304,359	—	4,304,359	—	(1,078)	—	209,278
Endo International PLC1,5	11,483,300	—	11,483,300	—	(413,644)	364,705	—	—
								1,096,922
Consumer discretionary 0.69%
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	—	40,230	2,890	234,268
Signet Jewelers Ltd.	2,324,100	1,175,900	—	3,500,000	—	(41,298)	2,945	183,015
								417,283

AMCAP Fund — Page 5 of 8

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 11/30/2017 (000)
Industrials 0.31%
Generac Holdings Inc.1	3,894,070	—	—	3,894,070	$—	$39,447	$—	$191,471
Nordson Corp.5	3,420,000	—	3,420,000	—	149,659	(151,979)	551	—
ITT Inc.5	5,307,000	—	5,307,000	—	20,978	9,675	2,038	—
								191,471
Energy 0.06%
Denbury Resources Inc.1	22,428,635	—	—	22,428,635	—	(21,532)	—	39,250
Carrizo Oil & Gas, Inc.1,5	3,578,240	—	1,304,833	2,273,407	(14,931)	(24,687)	—	—
								39,250
Consumer staples 0.54%
Herbalife Ltd.1	4,895,327	40,958	287,476	4,648,809	2,268	66,502	—	326,067
Total common stocks								2,301,638
Total 3.79%					$(223,637)	$138,438	$8,424	$2,301,638

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,503,012,000, which represented 5.77% of the net assets of the fund. This amount includes $3,237,155,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,594,433,000, which represented 4.28% of the net assets of the fund.
5	Unaffiliated issuer at 11/30/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

AMCAP Fund — Page 6 of 8

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of November 30, 2017, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $47,756,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

AMCAP Fund — Page 7 of 8

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$12,517,505	$2,136,248	$—	$14,653,753
Health care	11,432,797	—	—	11,432,797
Consumer discretionary	7,820,339	732,397	—	8,552,736
Industrials	5,254,932	216,899	—	5,471,831
Financials	4,053,500	203,019	—	4,256,519
Energy	3,719,846	37,511	—	3,757,357
Consumer staples	1,220,134	176,938	—	1,397,072
Materials	704,237	—	—	704,237
Telecommunication services	320,607	—	—	320,607
Real estate	140,708	—	—	140,708
Miscellaneous	599,611	—	—	599,611
Bonds, notes & other debt instruments	—	49,808	—	49,808
Short-term securities	—	8,936,719	—	8,936,719
Total	$47,784,216	$12,489,539	$—	$60,273,755

*	Securities with a value of $2,810,914,000, which represented 4.63% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-002-0118O-S60681	AMCAP Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 26, 2018